Details of Subsidiaries and Variable Interest Entities (Detail)	12 Months Ended
Sep. 30, 2013
China Distance Education Limited (CDEL Hong Kong)
Variable Interest Entity [Line Items]
Date of establishment	Mar. 13, 2003
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Practice Enterprises Network China International Links Limited (Pencil)
Variable Interest Entity [Line Items]
Date of establishment	Feb. 23, 2010
Percentage of legal ownership by the Company	100.00%
Principal activities	Inactive
DL Education Service , LLC ("DL Education")
Variable Interest Entity [Line Items]
Date of establishment	Sep. 27, 2012
Percentage of legal ownership by the Company	100.00%
Principal activities	Inactive
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology")
Variable Interest Entity [Line Items]
Date of establishment	Jan. 05, 2004
Percentage of legal ownership by the Company	100.00%
Principal activities	Provision of technical support and consultancy services and course production
Beijing Champion Education Technology Co Ltd (Champion Education Technology)
Variable Interest Entity [Line Items]
Date of establishment	Apr. 23, 2007
Percentage of legal ownership by the Company	100.00%
Principal activities	Software licensing and course production
Beijing Champion Hi-Tech Co Ltd (Beijing Champion)
Variable Interest Entity [Line Items]
Date of establishment	Jul. 12, 2000
Principal activities	Provision of online education services and sales of books and reference materials
Beijing Caikaowang Company Ltd (Caikaowang)
Variable Interest Entity [Line Items]
Date of establishment	Nov. 28, 2007
Principal activities	Provision of online education services
Beijing Champion Wangge Education Technology Co Ltd (Champion Wangge)
Variable Interest Entity [Line Items]
Date of establishment	Jun. 24, 2008
Principal activities	Provision of online education services
Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai)
Variable Interest Entity [Line Items]
Date of establishment	Feb. 19, 2009
Principal activities	Provision of start-up training services
Beijing Haidian District Champion Training School (Champion Training School)
Variable Interest Entity [Line Items]
Date of establishment	Feb. 19, 2009
Principal activities	Provision of online and offline education services